Income Taxes (Details) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at statutory federal income tax rate		$ 5,233,600	$ 2,941,011	$ (6,653,400)
State tax expense, net of federal benefit		996,900	560,193	(1,267,300)
Permanent items		(400)		20,000
Other		(6,100)
Valuation allowance		(6,224,000)		3,762,800
Income tax expense (benefit)	$ (1,815,059)		$ (3,501,204)	$ (4,137,900)
Income tax benefit at statutory federal income tax rate		21.00%	21.00%	21.00%
State tax expense, net of federal benefit		4.00%	4.00%	4.00%
Permanent items		0.00%		(0.06%)
Other		(0.02%)
Valuation allowance		(24.98%)		(11.88%)
Income tax benefit			25.00%	13.06%